Deferred Revenue	12 Months Ended
Dec. 31, 2012
Deferred Revenue
Deferred Revenue

18.                               Deferred Revenue

Current deferred revenue included $99,517 (December 31, 2011 - $97,412) received from the Chinese government for stockpiling of H5N1 vaccines that expire within one year and $1,278,908 (December 31, 2011 - $332,004) for advances from customers.

Long-term deferred revenue included $10,693,247 (December 31, 2011 - $10,369,695) received from the Chinese government for stockpiling of H5N1 vaccines.